Auditor's remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Auditor's remuneration
Statutory auditor's fees	€ 414,600	€ 310,000
Fees for other assurance engagements	92,100	90,800
Fees for legal assignments	12,800	13,000
Fees for persons related to the statutory auditor	27,500	40,000
Other fees related to non-audit fees	€ 134,800	€ 40,500